Property and Equipment, Net	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

Note 7 - PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	December 31, 2023	December 31, 2022

Leasehold improvement	$243,290	$205,314
Vehicle	92,945	68,442
Office equipment	25,551	11,661
Electronic equipment	59,239	21,736
Less: Accumulated depreciation	(207,134)	(96,823)
	$213,891	$210,330

For the years ended December 31, 2023, 2022 and 2021, depreciation expenses amounted to $71,590, $61,903, and $35,287, respectively.